Loans and advances to customer (Tables)	12 Months Ended
Dec. 31, 2019
Loans And Advances To Customers Line Items
Schedule of detail, by classification, of loans and advances to customers
The detail, by classification, of Loans and advances to customers in the consolidated balance sheets is as follows:

Million euros
	2019	2018*	2017
Financial assets held for trading**	355	202	8,815
Non-trading financial assets mandatorily at fair value through profit or loss	386	1,881
Financial assets designated at fair value through profit or loss	30,761	21,915	20,475
Financial assets at fair value through other comprehensive income	4,440	1,601
Financial assets at amortised cost	906,276	857,322
Loans and receivables			819,625
Of which:
Impairment losses	(22,242)	(23,307)	(23,934)
	942,218	882,921	848,915
Loans and advances to customers disregarding impairment losses	964,460	906,228	872,849

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**	The decrease in 2018 reflects the run-down of UK's trading business due to the banking reform (Ring-fencing) in 2018.

Schedule of the breakdown of loans and advances to customers
Following is a breakdown, by loan type and status, geographical area of residence and interest rate formula, of the loans and advances to customers of the Group, which reflect the Group’s exposure to credit risk in its core business, disregarding impairment losses:

Million euros
	2019	2018	2017
Loan type and status:
Commercial credit	37,753	33,301	29,287
Secured loans	513,929	478,068	473,936
Reverse repurchase agreements	45,703	32,310	18,864
Other term loans	267,154	265,696	257,441
Finance leases	35,788	30,758	28,511
Receivable on demand	7,714	8,794	6,721
Credit cards receivables	23,876	23,083	21,809
Impaired assets	32,543	34,218	36,280
	964,460	906,228	872,849
Geographical area:
Spain	204,810	215,764	227,446
European Union (excluding Spain)	460,338	411,550	390,536
United States and Puerto Rico	100,152	89,325	75,777
Other OECD countries	86,327	82,607	74,463
South America (non - OECD)	92,145	87,406	88,302
Rest of the world	20,688	19,576	16,325
	964,460	906,228	872,849
Interest rate formula:
Fixed rate	546,619	497,365	447,788
Floating rate	417,841	408,863	425,061
	964,460	906,228	872,849

Schedule of loans and advances to customers in detail by activity
Following is a detail, by activity, of the loans to customers at 31 December 2019, net of impairment losses:

Million euros
			Secured loans
			Net exposure		Loan-to-value ratio***
	Total	Without collateral	Of which: property collateral	Of which: other collateral	Less than or equal to 40%	More than 40% and less than or equal to 60%	More than 60% and less than or equal to 80%	More than 80% and less than or equal to 100%	More than 100%
Public sector	20,053	19,018	252	783	116	104	83	640	92
Other financial institutions (financial business activity)	67,830	14,375	1,001	52,454	521	757	623	51,157	397
Non-financial corporations and individual entrepreneurs (non-financial business activity) (broken down by purpose)	319,616	172,659	71,474	75,483	26,695	21,566	20,872	43,227	34,597
Of which:
Construction and property development	18,434	2,517	9,954	5,963	4,057	2,175	1,158	2,244	6,283
Civil engineering construction	3,533	2,140	309	1,084	137	282	54	442	478
Large companies	173,090	111,739	23,716	37,635	10,888	7,467	8,874	21,575	12,547
SMEs and individual entrepreneurs	124,559	56,263	37,495	30,801	11,613	11,642	10,786	18,966	15,289
Households – other (broken down by purpose)	519,996	111,771	342,847	65,378	87,432	107,553	113,603	62,346	37,291
Of which:
Residential	332,881	1,764	330,491	626	80,001	101,285	106,210	36,669	6,952
Consumer loans	167,338	106,886	2,463	57,989	3,132	3,909	4,114	20,557	28,740
Other purposes	19,777	3,121	9,893	6,763	4,299	2,359	3,279	5,120	1,599
Total*	927,495	317,823	415,574	194,098	114,764	129,980	135,181	157,370	72,377
Memorandum item
Refinanced and restructured transactions**	23,430	5,333	13,248	4,849	3,228	2,645	2,412	2,814	6,998

*	In addition, the Group has granted advances to customers amounting to EUR 14,723 million, bringing the total of loans and advances to EUR 942,218 million.

**	Includes the net balance of the impairment of the accumulated value or accumulated losses in the fair value due to credit risk.

***	The ratio is the carrying amount of the transactions at 31 December 2019 provided by the latest available appraisal value of the collateral.

Schedule of movement of gross exposure by impairment stage
Following is the movement of the gross exposure broken down by impairment stage of loans and advances to customers recognised under "Financial assets at amortised cost" and “Financial assets at fair value through other comprehensive income” under IFRS 9 during 2019 and 2018:

2019
Million euros
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	795,829	52,183	33,461	881,473
Movements
Transfers
Transfer to Stage 2 from Stage 1	(28,369)	28,369		—
Transfer to Stage 3 from Stage 1	(4,101)		4,101	—
Transfer to Stage 3 from Stage 2		(13,240)	13,240	—
Transfer to Stage 1 from Stage 2	12,436	(12,436)		—
Transfer to Stage 2 from Stage 3		2,439	(2,439)	—
Transfer to Stage 1 from Stage 3	488		(488)	—
Net changes on financial assets	61,581	(8,092)	(3,608)	49,881
Write-offs	—	—	(12,593)	(12,593)
Exchange differences and others	12,075	1,253	163	13,491
Loss allowance as of 31 December 2019	849,939	50,476	31,837	932,252

2018
Million of euros
	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of year	746,654	60,304	35,477	842,435
Movements
Transfers
Transfer to Stage 2 from Stage 1	(31,234)	31,234		—
Transfer to Stage 3 from Stage 1	(3,980)		3,980	—
Transfer to Stage 3 from Stage 2		(13,998)	13,998	—
Transfer to Stage 1 from Stage 2	21,795	(21,795)		—
Transfer to Stage 2 from Stage 3		4,103	(4,103)	—
Transfer to Stage 1 from Stage 3	835		(835)	—
Net changes on financial assets	79,727	(5,265)	(1,997)	72,465
Write-offs	—	—	(12,673)	(12,673)
Exchange differences and others	(17,968)	(2,400)	(386)	(20,754)
Loss allowance as of 31 December 2018	795,829	52,183	33,461	881,473

Schedule of impairment loss and allowance for loans and advances to customers
The changes in the impairment losses on the assets making up the balances of financial assets at amortised cost and at fair value through other comprehensive income - Loans and advances - Customers:

Million euros
	2019	2018*	2017
Balance at beginning of the year	23,307	25,936	24,393
Impairment losses charged to income for the year	11,108	10,501	10,513
Of which:
Impairment losses charged to profit or loss	19,192	17,850	19,006
Impairment losses reversed with a credit to profit or loss	(8,084)	(7,349)	(8,493)
Write-off of impaired balances against recorded impairment allowance	(12,593)	(12,673)	(13,522)
Exchange differences and other changes**	420	(457)	2,550
Balance at end of the year	22,242	23,307	23,934
Which correspond to:
Impaired assets	13,933	14,906	16,207
Other assets	8,309	8,401	7,727
Of which:
Individually calculated	3,555	4,905	5,311
Collective calculated	18,687	18,402	18,623

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**	In 2017, mainly includes the balances from the acquisition of Banco Popular Español, S.A.U.

Schedule of changes in loss allowance and gross carrying amount
The changes in Financial assets at fair value through other comprehensive income (IFRS 9), and Financial assets available-for-sale (IAS 39) were as follows:

Million euros
	2019	2018*	2017
Balance at beginning of the year	2,671	3,169	5,487
Net additions (disposals)	221	(324)	(331)
Valuation adjustment and other items	(29)	(174)	(366)
Balance at end of year	2,863	2,671	4,790

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

Schedule of changes in the impairment losses for loans and advances to customers
The detail of the changes in the balance of the financial assets classified as Financial assets at amortised cost – Customers (IFRS 9) and Loans and receivables - Loans and advances to customers (IAS 39) considered to be impaired due to credit risk is as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	34,218	36,280	32,573
Net additions	10,755	10,821	8,409
Written-off assets	(12,593)	(12,673)	(13,522)
Changes in the scope of consolidation	—	177	9,618
Exchange differences and other	163	(387)	(798)
Balance at end of year	32,543	34,218	36,280

Schedule of financial assets impaired, by geographical location and age
Following is a detail of the financial assets classified as Financial assets at amortised cost (IFRS 9) and Loans and receivables to costumers (IFRS 39) and considered to be impaired due to credit risk at 31 December 2019, classified by geographical location of risk and by age of the first maturity of each operation:

Million euros
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	4,018	914	686	668	8,608	14,894
European Union (excluding Spain)	2,659	1,169	723	622	2,567	7,740
United States and Puerto Rico	1,725	403	34	21	125	2,308
Other OECD countries	1,426	574	172	124	494	2,790
Latin America (non-OECD)	1,948	932	724	592	615	4,811
	11,776	3,992	2,339	2,027	12,409	32,543
The detail at 31 December 2018 is as follows:

Million euros
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	5,671	780	551	656	8,724	16,382
European Union (excluding Spain)	2,940	1,213	577	519	2,662	7,911
United States and Puerto Rico	1,906	531	30	31	178	2,676
Other OECD countries	1,414	498	143	162	520	2,737
Latin America (non-OECD)	1,221	1,145	782	561	803	4,512
	13,152	4,167	2,083	1,929	12,887	34,218
The detail at 31 December 2017 is as follows:

Million euros
	With no past-due balances or less than 90 days past due	With balances past due by
		90 to 180 days	180 to 270 days	270 days to 1 year	More than 1 year	Total
Spain	6,012	938	793	814	9,643	18,200
European Union (excluding Spain)	2,023	1,526	811	558	3,829	8,747
United States and Puerto Rico	1,221	641	42	50	192	2,146
Other OECD countries	1,523	563	166	128	378	2,758
Latin America (non-OECD)	945	1,309	709	578	888	4,429
	11,724	4,977	2,521	2,128	14,930	36,280
Set forth below for each class of impaired asset are the gross amount, associated allowances and information relating to the collateral and/or other credit enhancements obtained at 31 December 2019:

Million euros
	Gross amount	Allowance recognised	Estimated collateral value*
Without associated real collateral	11,408	7,144	—
With real estate collateral	16,076	4,429	10,819
With other collateral	5,059	2,360	1,900
Total	32,543	13,933	12,719
* Including the estimated value of the collateral associated with each loan. Accordingly, any other cash flows that may be obtained, such as those arising from borrowers’ personal guarantees, are not included.

Schedule of past-due loans classified as standard
In addition, at 31 December 2019, there were amounts receivable that were past due by 90 days or less, the detail of which, by age of the oldest past-due amount, is as follows:

Million euros
	Less than 1 month	1 to 2 months	2 to 3 months
Loans and advances to customers	1,738	894	351
Of which Public Sector	1	—	—
Total	1,738	894	351

Schedule of the breakdown of the securitized loans, by type of original financial instrument, and of the securitized loans derecognized because the stipulated requirements were met

Million euros
	2019	2018	2017
Retained on the balance sheet	93,553	88,767	91,208
Of which
Securitised mortgage assets	31,868	33,900	36,844
Of which: UK assets	13,002	13,519	15,694
Other securitised assets	61,685	54,867	54,364
Total*	93,553	88,767	91,208
* Note 22 details the liabilities associated with these securitisation transactions.

Financial assets at amortised cost, category
Loans And Advances To Customers Line Items
Schedule of changes in loss allowance and gross carrying amount
Following is the movement of the loan loss provision broken down by impairment stage of loans and advances to customers, under IFRS 9 during 2019 and 2018:

2019
Million euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as of 1 January 2019	3,658	4,743	14,906	23,307
Transfers
Transfer from Stage 2 to Stage 1	(964)	3,235		2,271
Transfer from Stage 3 to Stage 1	(214)		1,296	1,082
Transfer from Stage 3 to Stage 2		(3,065)	5,612	2,547
Transfer from Stage 1 to Stage 2	301	(1,048)		(747)
Transfer from Stage 2 to Stage 3		381	(817)	(436)
Transfer from Stage 1 to Stage 3	29		(123)	(94)
Net changes of the exposure and modifications in the credit risk	1,119	(182)	5,548	6,485
Write-offs	—	—	(12,593)	(12,593)
FX and other movements	(94)	410	104	420
Carrying amount as of 31 December 2019	3,835	4,474	13,933	22,242

2018
Million of euros
	Stage 1	Stage 2	Stage 3	Total
Loss allowance as of 1 January 2018	4,349	5,079	16,507	25,935
Transfers
Transfer from Stage 2 to Stage 1	(1,173)	3,854		2,681
Transfer from Stage 3 to Stage 1	(279)		1,264	985
Transfer from Stage 3 to Stage 2		(1,971)	4,528	2,557
Transfer from Stage 1 to Stage 2	438	(1,656)		(1,218)
Transfer from Stage 2 to Stage 3		435	(1,264)	(829)
Transfer from Stage 1 to Stage 3	84		(173)	(89)
Net changes of the exposure and modifications in the credit risk	304	(961)	7,070	6,413
Write-offs	—	—	(12,673)	(12,673)
FX and other movements	(65)	(37)	(353)	(455)
Carrying amount as of 31 December 2018	3,658	4,743	14,906	23,307